BORROWING, FINANCING AND DEBENTURES - Schedule of detailed information about borrowings (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings effective interest rate	113.00%
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, effective interest rate basis	CDI + 1.15%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, effective interest rate basis	CDI + 1.30%
Notes maturing March 2023 [member] | USD | Operations Avon [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Interest rate basis	Interest of 6.45%
Borrowings, adjustment to interest rate basis	6.45%
Borrowings, effective interest rate basis	Interest of 6.45%
Borrowings, adjustment to effective interest rate basis	6.45%
Notes maturing March 2043 [member] | USD | Operations Avon [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Interest rate basis	Interest of 8.45%
Borrowings, adjustment to interest rate basis	8.45%
Borrowings, effective interest rate basis	Interest of 8.45%
Borrowings, adjustment to effective interest rate basis	8.45%
Debentures maturing march 2020 [member] | BRL
Disclosure of detailed information about borrowings [line items]
Annual percentage interest rate	112.00%
Debentures maturing september 2022 [member] | BRL
Disclosure of detailed information about borrowings [line items]
Annual percentage interest rate	1.00%
Borrowings, Interest rate basis	112% of the CDI
Debentures maturing august 2024 [member] | BRL
Disclosure of detailed information about borrowings [line items]
Annual percentage interest rate	1.15%
Working capital loan [member] | British Pounds | Operations The Body Shop [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Interest rate basis	Sonia + interest 2.9% p.a.
Borrowings, effective interest rate basis	Sonia + interest 2.9% p.a.
Borrowings, adjustment to effective interest rate basis	2.90%
Representative debt securities (“Notes”) [member] | USD
Disclosure of detailed information about borrowings [line items]
Annual percentage interest rate	4.125%
Borrowings, Interest rate basis	Interest of 4.125% p.a.
Borrowings, effective interest rate basis	5.79
Resolution no 413162 [member] | USD
Disclosure of detailed information about borrowings [line items]
Annual percentage interest rate	1.10%
Borrowings, Interest rate basis	Sonia + interest 1.1% p.a.